Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

September 4, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                       RE: Delaware VIP Trust (the “Trust”)
                              File Nos. 811-05162 and 033-14363

Dear Sir or Madam:

     Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system are a preliminary proxy statement, notice of special meeting, and form of proxy to be furnished to shareholders of the Trust, all to be used in connection with a joint special meeting of shareholders of the Trust (the “Meeting”) scheduled to be held on November 12, 2009. Definitive copies of these proxy solicitation materials are expected to be sent to shareholders on or about September 21, 2009.

     At the Meeting, shareholders of the Trust will be asked (1) to elect a Board of Trustees; and (2) to approve an investment management agreement between the Trust, on behalf of the applicable series, and Delaware Management Company.

          Please direct any questions and comments relating to this filing to Michael D. Mabry at (215) 564-8011, or in his absence, Samuel K. Goldstein at (215) 564-8128.

                                                                          Very truly yours,

                                                                          /s/Michael D. Mabry
                                                                          Michael D. Mabry

cc: Rebecca Marquigny